Short-term Bank Deposits	12 Months Ended
Dec. 31, 2017
Short-term Bank Deposits
Short-term Bank Deposits

NOTE 5—SHORT-TERM BANK DEPOSITS:

The bank deposits in 2017 of $48,035 thousand are for terms of three months to one year and carry interest at annual rates of 1.56%-1.81%. The bank deposits in 2016 of $33,669 thousand are for terms of three months to one year and carry interest at annual rates of 0.97%-1.56%.